Advances to Suppliers	6 Months Ended
Jun. 30, 2026
Advances to Suppliers [Abstract]
Advances to Suppliers [Text Block]

NOTE 7 – ADVANCES TO SUPPLIERS

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Advances for materials and services (1)	5,198,478	37,871
Others	5,634	10,480
Total other assets, non-current	$5,204,112	$48,351

(1)	On February 1, 2026, the Company entered into an agreement with a third party for research and development services in connection with a new project and made advance payments of $4,849,603. As of June 30, 2026, the project was still in progress and had not yet been completed or accepted by the Company. The project is expected to be completed and accepted within the next six months.